EQUITY - Treasury shares (Details)	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2017 PEN (S/) shares
Disclosure of equity [Line Items]
IFRS Treasury Shares	14,625,233	14,622,726	14,625,997
Number of share options outstanding in share-based payment arrangement | S/	246,931	260,548	276,011
Number of shares outstanding	14,872,164	14,883,274	14,902,008
Atlantic security holding corporation treasury shares [Member]
Disclosure of equity [Line Items]
IFRS Treasury Shares	14,620,846	14,620,846	14,620,846
Number of shares outstanding	14,620,846	14,620,846	14,620,846
BCP
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	134,169	162,286	194,177
Number of shares outstanding	134,169	162,286	194,177
Pacfico Seguros
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	29,539	33,794	36,581
Number of shares outstanding	29,539	33,794	36,581
Credicorp Peru
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	21,695	13,113
Number of shares outstanding	21,695	13,113
Credicorp Capital Servicios Financieros
Disclosure of equity [Line Items]
Number of share options outstanding in share-based payment arrangement | S/	13,830	8,546	20,752
Number of shares outstanding	13,830	8,546	20,752
Other treasuy shares [Member]
Disclosure of equity [Line Items]
IFRS Treasury Shares	4,387	1,880	5,151
Number of share options outstanding in share-based payment arrangement | S/	47,698	42,809	24,501
Number of shares outstanding	52,085	44,689	29,652